Document and Entity Information	Sep. 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819399
Document Type	8-K
Document Period End Date	Sep. 23, 2022
Entity Registrant Name	TPG PACE BENEFICIAL FINANCE CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39596
Entity Tax Identification Number	98-1499840
Entity Address, Address Line One	301 Commerce St.
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(212)
Local Phone Number	405-8458
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
One Class A Ordinary Share And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	TPGY.U
Security Exchange Name	NYSE
Class A Ordinary Shares Par Value Zero Point Zero Zero Zero One Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TPGY
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Exercise Price Of Eleven Point Five Zero Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TPGY WS
Security Exchange Name	NYSE